Other Assets	12 Months Ended
Dec. 31, 2021
Miscellaneous assets [abstract]
Other Assets
19. Other Assets
19.1 Details of other assets as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Other financial assets
Other receivables	￦	10,628,272	￦	6,732,917
Accrued income		1,726,651		1,916,667
Guarantee deposits		1,099,618		1,035,522
Domestic exchange settlement debits		722,616		1,014,938
Others		117,330		204,940
Less: Allowances for credit losses		(119,762)		(143,205)
Less: Present value discount		(7,036)		(6,429)

		14,167,689		10,755,350

Other non-financial assets
Other receivables		1,091		1,764
Prepaid expenses		254,152		254,990
Guarantee deposits		3,906		7,268
Insurance assets		2,376,679		2,924,698
Separate account assets		10,210,047		10,556,935
Others		3,158,993		3,689,340
Less: Allowances for credit losses		(17,520)		(16,172)

		15,987,348		17,418,823

	￦	30,155,037	￦	28,174,173

19.2 Changes in allowances for credit losses of other assets for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	104,629	￦	24,235	￦	128,864
Write-offs		(6,517)		(8,503)		(15,020)
Provision		22,153		1,726		23,879
Business combination		7,946		59		8,005
Others		(8,449)		3		(8,446)

Ending	￦	119,762	￦	17,520	￦	137,282

	2021
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	119,762	￦	17,520	￦	137,282
Write-offs		(3,504)		(380)		(3,884)
Provision (reversal)		25,387		(447)		24,940
Business combination		227		—		227
Others		1,333		(521)		812

Ending	￦	143,205	￦	16,172	￦	159,377